Summary of Significant Accounting Policies - Deferred revenue recognized as revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred revenue recognized as revenue
Deferred revenue recognized as revenue	$ 22,968	$ 15,536	$ 33,100	$ 31,391	$ 26,332